Summary of Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Financial assets:
Investment in marketable equity security	¥ 35,290	$ 4,856	¥ 31,525
Quoted price in active markets for identical assets Level 1 [Member]
Financial assets:
Investment in marketable equity security	35,290		31,525
Significant other observable inputs Level 2 [Member]
Financial assets:
Investment in marketable equity security
Significant unobservable inputs Level 3 [Member]
Financial assets:
Investment in marketable equity security